Staff costs and Directors' remuneration - Summary of Director's Remuneration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Director
Disclosure of Directors Emoluments [Line Items]
Base salaries, fees, annual performance payments and benefits	$ 7.8	$ 6.9	$ 6.9